Organization and Principal Activities - Additional Information (Detail) (USD $)	1 Months Ended
Mar. 09, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of American Depository shares offered	4,000,000
Price of Class A ordinary shares per ADS	$ 38.20